Loss per share - Potentially dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss per share attributable to ordinary shareholders of Smart Share Global Limited
Shares issuable upon vesting of RSUs	490,148	10,723,068	12,973,563
Shares issuable upon vesting of share options		2,821,137
Shares issuable upon conversion of the Preferred Shares			305,355,746
Restricted shares that become outstanding upon vesting			28,022,113
Total	490,148	13,544,205	346,351,422